Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Revenues and Adjusted EBITDA by Segment
	Year ended December 31,
	2017	2016
Revenues
Financial & Risk	6,112	6,057
Legal	3,390	3,367
Tax & Accounting	1,551	1,452
Corporate & Other (Reuters News)	296	304
Eliminations	(16)	(14)
Consolidated revenues	11,333	11,166

Adjusted EBITDA
Financial & Risk	1,916	1,629
Legal	1,279	1,232
Tax & Accounting	495	414
Corporate & Other (includes Reuters News)	(253)	(321)
Adjusted EBITDA	3,437	2,954
Fair value adjustments (see note 5)	(183)	(20)
Depreciation	(296)	(313)
Amortization of computer software	(699)	(711)
Amortization of other identifiable intangible assets	(468)	(528)
Other operating (losses) gains, net	(36)	8
Consolidated operating profit	1,755	1,390
Net interest expense	(362)	(403)
Other finance (costs) income	(203)	50
Share of post-tax (losses) earnings in equity method investments	(2)	4
Tax benefit	274	15
Earnings from continuing operations	1,462	1,056

Schedule of Other Required Segment Data

	Depreciation and Amortization of Computer Software		Additions to Capital Assets(1) and Goodwill		Total Assets
	Year ended December 31,		Year ended December 31,		December 31,
	2017	2016	2017	2016	2017	2016
Financial & Risk	581	585	464	381	14,872	14,507
Legal	247	248	162	157	5,717	5,731
Tax & Accounting	131	131	141	119	1,830	1,874
Reportable segments	959	964	767	657	22,419	22,112
Corporate & Other (includes Reuters News)	36	60	440	417	4,061	5,740
Assets related to discontinued operations	-	-	-	44	-	-
Total	995	1,024	1,207	1,118	26,480	27,852

(1) Capital assets include computer hardware and other property, computer software and other identifiable intangible assets.

Summary of geographical information

Geographic Information	Revenues		Non-Current Assets(2)
	Year ended December 31,		December 31,
(by country of origin)	2017	2016	2017	2016
U.S.	6,441	6,291	12,344	12,475
Canada (country of domicile)	313	301	1,185	1,175
Other	293	278	296	313
Americas (North America, Latin America, South America)	7,047	6,870	13,825	13,963

U.K.	1,447	1,514	3,085	2,890
Other	1,566	1,529	4,514	4,327
EMEA (Europe, Middle East and Africa)	3,013	3,043	7,599	7,217

Asia Pacific	1,273	1,253	1,522	1,506
Total	11,333	11,166	22,946	22,686

(2) Non-current assets are primarily comprised of computer hardware and other property, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.

Summary of Revenue by Classes of Similar Products or Services

Revenue by Classes of Similar Products or Services

The following table sets forth revenues by major type:

	Year ended December 31,
	2017	2016
Electronic, software & services	10,578	10,354
Print	755	812
Total	11,333	11,166